INTANGIBLE ASSETS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash generating unity	R$ 5,032,778	R$ 4,378,615
Packaging [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	170,163	170,163
Long Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	454,209	453,133
Mining [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	3,236,402	3,236,402
Cements [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	503,705	503,692
Road Logistics [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	613,911
Services [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	54,388	15,225
Goodwill [member]
IfrsStatementLineItems [Line Items]
Cash generating unity	4,779,329	4,126,255
Goodwill [member] | Packaging [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	170,163	170,163
Goodwill [member] | Long Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	235,595	235,595
Goodwill [member] | Mining [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	3,236,402	3,236,402
Goodwill [member] | Cements [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	468,870	468,870
Goodwill [member] | Road Logistics [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	613,911
Goodwill [member] | Services [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	54,388	15,225
Trademark [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	253,449	252,360
Trademark [Member] | Long Steel [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	218,614	217,538
Trademark [Member] | Cements [Member]
IfrsStatementLineItems [Line Items]
Cash generating unity	R$ 34,835	R$ 34,822